Loan and lease operations (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 47,539
Ending balance	47,758	R$ 47,539
Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Acquisition / (Settlement)	(29,468)	(31,563)
Derecognition	31,307	33,024
Beginning balance	(50,863)	(52,324)
Ending balance	(49,024)	(50,863)
Expected Credit Losses [Member] | Stages One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(8,743)	(9,664)
Transfer to Stage 2	1,571	1,579
Transfer to Stage 3	65	93
Cure from Stage 2	(2,266)	(1,994)
Cure from Stage 3	(56)	(124)
Acquisition / (Settlement)	(1,512)	1,367
Ending balance	(10,941)	(8,743)
Cure to Stage 2	2,266	1,994
Expected Credit Losses [Member] | Stages One [Member] | Foreign Loans Latin America One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,892)	(2,339)
Transfer to Stage 2	223	201
Transfer to Stage 3	19	21
Cure from Stage 2	(129)	(155)
Cure from Stage 3	(3)	(2)
Acquisition / (Settlement)	(870)	382
Ending balance	(2,652)	(1,892)
Cure to Stage 2	129	155
Expected Credit Losses [Member] | Stages Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(10,185)	(9,923)
Transfer to Stage 3	7,170	6,928
Cure from Stage 3	(411)	(375)
Acquisition / (Settlement)	(6,872)	(7,230)
Ending balance	(9,603)	(10,185)
Cure to Stage 1	2,266	1,994
Transfer from Stage 1	(1,571)	(1,579)
Expected Credit Losses [Member] | Stages Two [Member] | Foreign Loans Latin America One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,497)	(1,546)
Transfer to Stage 3	928	851
Cure from Stage 3	(124)	(110)
Acquisition / (Settlement)	(841)	(646)
Ending balance	(1,628)	(1,497)
Cure to Stage 1	129	155
Transfer from Stage 1	(223)	(201)
Expected Credit Losses [Member] | Stages Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(31,935)	(32,737)
Cure from Stage 2	(411)	(375)
Acquisition / (Settlement)	(21,084)	(25,700)
Ending balance	(28,480)	(31,935)
Cure to Stage 1	56	124
Transfer from Stage 1	(65)	(93)
Cure to Stage 2	411	375
Transfer from Stage 2	(7,170)	(6,928)
Derecognition	31,307	33,024
Expected Credit Losses [Member] | Stages Three [Member] | Foreign Loans Latin America One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(3,225)	(3,115)
Cure from Stage 2	(124)	(110)
Acquisition / (Settlement)	(1,283)	(2,173)
Ending balance	(3,772)	(3,225)
Cure to Stage 1	3	2
Transfer from Stage 1	(19)	(21)
Cure to Stage 2	124	110
Transfer from Stage 2	(928)	(851)
Derecognition	1,556	2,823
Individuals One [Member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Acquisition / (Settlement)	(25,014)	(23,903)
Individuals One [Member] | Expected Credit Losses [Member] | Stages One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(4,923)	(5,414)
Transfer to Stage 2	1,131	1,111
Transfer to Stage 3	18	49
Cure from Stage 2	(1,809)	(1,381)
Cure from Stage 3	(7)	(8)
Acquisition / (Settlement)	(707)	720
Ending balance	(6,297)	(4,923)
Cure to Stage 2	1,809	1,381
Individuals One [Member] | Expected Credit Losses [Member] | Stages Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(6,127)	(5,647)
Transfer to Stage 3	4,769	4,719
Cure from Stage 3	(153)	(128)
Acquisition / (Settlement)	(5,049)	(5,341)
Ending balance	(5,882)	(6,127)
Cure to Stage 1	1,809	1,381
Transfer from Stage 1	(1,131)	(1,111)
Individuals One [Member] | Expected Credit Losses [Member] | Stages Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(18,001)	(19,220)
Cure from Stage 2	(153)	(128)
Acquisition / (Settlement)	(19,258)	(19,282)
Ending balance	(17,730)	(18,001)
Cure to Stage 1	7	8
Transfer from Stage 1	(18)	(49)
Cure to Stage 2	153	128
Transfer from Stage 2	(4,769)	(4,719)
Derecognition	24,156	25,133
Corporate Loans One [Member] | Expected Credit Losses [Member] | Stages One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(780)	(480)
Transfer to Stage 2	14	16
Transfer to Stage 3		1
Cure from Stage 2	(18)	(40)
Cure from Stage 3	(13)	(4)
Acquisition / (Settlement)	114	(273)
Ending balance	(683)	(780)
Cure to Stage 2	18	40
Corporate Loans One [Member] | Expected Credit Losses [Member] | Stages Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(697)	(503)
Transfer to Stage 3	63	46
Cure from Stage 3	(5)	(4)
Acquisition / (Settlement)	202	(260)
Ending balance	(433)	(697)
Cure to Stage 1	18	40
Transfer from Stage 1	(14)	(16)
Corporate Loans One [Member] | Expected Credit Losses [Member] | Stages Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(5,213)	(4,470)
Cure from Stage 2	(5)	(4)
Acquisition / (Settlement)	3,014	(842)
Ending balance	(2,084)	(5,213)
Cure to Stage 1	13	4
Transfer from Stage 1		(1)
Cure to Stage 2	5	4
Transfer from Stage 2	(63)	(46)
Derecognition	160	138
Micro Small And Medium Companies One [Member] | Expected Credit Losses [Member] | Stages One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,148)	(1,431)
Transfer to Stage 2	203	251
Transfer to Stage 3	28	22
Cure from Stage 2	(310)	(418)
Cure from Stage 3	(33)	(110)
Acquisition / (Settlement)	(49)	538
Ending balance	(1,309)	(1,148)
Cure to Stage 2	310	418
Micro Small And Medium Companies One [Member] | Expected Credit Losses [Member] | Stages Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,864)	(2,227)
Transfer to Stage 3	1,410	1,312
Cure from Stage 3	(129)	(133)
Acquisition / (Settlement)	(1,184)	(983)
Ending balance	(1,660)	(1,864)
Cure to Stage 1	310	418
Transfer from Stage 1	(203)	(251)
Micro Small And Medium Companies One [Member] | Expected Credit Losses [Member] | Stages Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(5,496)	(5,932)
Cure from Stage 2	(129)	(133)
Acquisition / (Settlement)	(3,557)	(3,403)
Ending balance	(4,894)	(5,496)
Cure to Stage 1	33	110
Transfer from Stage 1	(28)	(22)
Cure to Stage 2	129	133
Transfer from Stage 2	(1,410)	(1,312)
Derecognition	5,435	4,930
Individuals Consolidated Stage [Member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Derecognition	24,156	25,133
Beginning balance	(29,051)	(30,281)
Ending balance	(29,909)	(29,051)
Corporate Loans Consolidated Stage [Member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Acquisition / (Settlement)	3,330	(1,375)
Derecognition	160	138
Beginning balance	(6,690)	(5,453)
Ending balance	(3,200)	(6,690)
Micro Small And Medium Companies Consolidated Stage [Member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Acquisition / (Settlement)	(4,790)	(3,848)
Derecognition	5,435	4,930
Beginning balance	(8,508)	(9,590)
Ending balance	(7,863)	(8,508)
Foreign Loans Latin America Consolidated Stage [Member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Acquisition / (Settlement)	(2,994)	(2,437)
Derecognition	1,556	2,823
Beginning balance	(6,614)	(7,000)
Ending balance	R$ (8,052)	R$ (6,614)